Derivatives (Gains/(Losses) on Derivatives Associated with Interest Rate Risk Management Activities) (Details) - Hedging Instruments And Hedged Items - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer Interest Rate Contracts Hedging | Customer Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(Losses) Related to Interest Rate Derivatives	$ (10,703)	$ (22,969)	$ 604
Customer Interest Rate Contracts Hedging | Offsetting Upstream Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(Losses) Related to Interest Rate Derivatives	10,699	22,969	(604)
Debt Hedging | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(Losses) Related to Interest Rate Derivatives	(7,766)	(3,552)	(23,194)
Debt Hedging | Term Borrowings
Derivative Instruments, Gain (Loss) [Line Items]
Gains/(Losses) related to term borrowings	$ 7,582	$ 3,429	$ 23,414